COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

23.  COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2017:

	RMB	US$
2018	971,666	149,342
2019	788,543	121,197
2020	684,938	105,273
2021	604,309	92,881
2022	523,446	80,452

	3,572,902	549,145

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. Certain of the Group’s lease arrangements have renewal options and rent escalation clauses but no restrictions or contingent rents. For the years ended December 31, 2015, 2016 and 2017, total rental expenses for all operating leases amounted to approximately RMB475,403, RMB772,819 and RMB981,737 (US$150,890), respectively.

Capital expenditure commitments

The Group has commitments for the construction of warehouses, hubs and sortation centers and related equipments of RMB161,478 (US$24,819) at December 31, 2017, which are scheduled to be paid within one year.

Contingencies

From time to time, the Group is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.